Concentration of Credit Risks - Schedule of Concentration of Credit Risks (Details) - Customer Concentration Risk [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
International computer and hardware manufacturer [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Credit Risks [Line Items]
Concentration, Percentage	15.00%	9.00%
International computer and hardware manufacturer [Member] | Accounts Receivable [Member]
Schedule of Concentration of Credit Risks [Line Items]
Concentration, Percentage	17.00%		28.00%
Concentration, Value (in Dollars)	$ 856		$ 1,196
International distributor of semiconductor, electronics [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Credit Risks [Line Items]
Concentration, Percentage	15.00%	9.00%
International distributor of semiconductor, electronics [Member] | Accounts Receivable [Member]
Schedule of Concentration of Credit Risks [Line Items]
Concentration, Percentage	12.00%		3.00%
Concentration, Value (in Dollars)	$ 617		$ 134
International cables designer and manufacturer [Member] | Accounts Receivable [Member]
Schedule of Concentration of Credit Risks [Line Items]
Concentration, Percentage	4.00%		11.00%
Concentration, Value (in Dollars)	$ 223		$ 460